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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664

                            Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 1, 2008 through June 30, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Cullen
Value Fund
--------------------------------------------------------------------------------
Annual Report | June 30, 2009
--------------------------------------------------------------------------------


Ticker Symbols:
Class A   CVFCX
Class B   CVFBX
Class C   CVCFX
Class R   CVRFX
Class Y   CVFYX
Class Z   CVFZX



[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               16

Schedule of Investments                                                       18

Financial Statements                                                          25

Notes to Financial Statements                                                 35

Report of Independent Registered Public Accounting Firm                       43

Trustees, Officers and Service Providers                                      45


                        Pioneer Cullen Value Fund | Annual Report | 6/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Cullen Value Fund | Annual Report | 6/30/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                        Pioneer Cullen Value Fund | Annual Report | 6/30/09    3

Portfolio Management Discussion | 6/30/09

Domestic stocks plummeted during the final months of 2008 and the first two months of 2009. However, the prolonged market slide suddenly reversed course in March 2009. Lower-quality, higher-volatility stocks led a dramatic resurgence during March and April 2009, before the new market trend appeared to broaden in May and June. The late rally, however, was not sufficient to erase the losses of the previous eight months. In the following interview, James P. Cullen, President of Cullen Capital Management, LLC, discusses the factors that influenced the performance of Pioneer Cullen Value Fund during the 12 months ended June 30, 2009. Mr. Cullen oversees the team responsible for the daily management of the Fund.

Q  How did the Portfolio perform during the 12 months ended June 30, 2009?

A Pioneer Cullen Value Fund Class A shares returned -24.41% at net asset value during the 12 months ended June 30, 2009. For the same 12 months, the Fund's benchmark, the Standard and Poor's 500 Index (the S&P 500), returned -26.20%, and the average return of the 564 mutual funds in Lipper's Large Cap Value category was -26.95%.

Q What were the principal factors affecting the Fund's performance over the 12 months ended June 30, 2009?

A The second half of 2008, when the Fund's fiscal year began, saw stocks decline precipitously as investors worried that the growing credit crisis could pull the economy into deep recession. Those fears intensified in the fall of 2008 when investment bank Lehman Brothers failed and several other large financial institutions needed emergency federal assistance. The climate of fear continued in January and February of 2009, but the environment changed suddenly after prices appeared to reach a bottom in early March. Stock valuations shot up sharply during March and April 2009, and then continued their ascent at a more moderate pace in May and June. Throughout the 12 months ended June 30, 2009, we continued to follow our long-term investment discipline, focusing the Fund's assets on companies with strong balance sheets, relatively low valuations and more consistent earnings. Our focus on quality helped the Fund withstand some of the most severe effects of the market downdraft in the final half of 2008 and in early 2009. However, the subsequent rally in March and April 2009 was led by the lower-quality, more volatile stocks that had suffered the steepest declines during the market downturn. While this low-quality-dominated rally did not help the Fund's relative performance in March and April, our strategy fared better in May and June, as the upward trend broadened to include


4    Pioneer Cullen Value Fund | Annual Report | 6/30/09
   more companies with consistent earnings. Over the full 12-month period ended June 30, 2009, the Fund's focus on higher-quality stocks helped it outperform the S&P 500 as well as its competitive fund universe.

   The market recovery in the first half of 2009 appeared to be consistent with historical trends, in which prolonged bear markets end with sudden, sharp comebacks led by lower-quality company stocks. In the past, however, such rallies have tended to broaden to include other, more stable company stocks, creating an environment where value-oriented strategies have tended to do very well over the longer term. The trend played out, for example, after stocks emerged from low points in 1932 and 1981. We think we may have begun to see this broadening take hold in May and June 2009, but we also believe the short-term outlook is likely to continue to be volatile. Despite the rally and the improved market environment, the overall economy continues to be in recession, and we anticipate continued bad news on employment and corporate earnings in the days and weeks ahead. We do think the bear market has been broken, though, and that stocks are likely to move upward in advance of an economic recovery, as has occurred in the past.

Q  How was the Fund positioned during the 12-month period ended June 30, 2009?

A We continued to be guided by our long-term discipline, which emphasizes better-quality companies with higher credit ratings, good relative earnings, and healthy stock dividends. Our stock-selection process had resulted in placing a greater emphasis in more defensive sectors, such as consumer staples and health care, in 2008. During 2009, we have somewhat lowered the Fund's exposure to the more defensive areas, as we have started to invest selectively in a few more aggressive stocks.

   Among the notable newer Fund investments were: Microsoft, the software industry leader; Boeing, the major aircraft designer and builder; ABB, the Swiss power projects manager; and investment banks Goldman Sachs and Morgan Stanley. Microsoft's stock price had fallen to a very attractive level, and we believe its longer-term prospects will improve as it introduces new products. Boeing's valuation also had declined substantially, but the company has a large backlog of orders for airplanes, including for the much-anticipated new 787 model, the "Dreamliner." ABB is a giant infrastructure company and we believe it should benefit from huge stimulus spending around the world. Prospects for Goldman Sachs and Morgan Stanley looked better to us, as both institutions had returned the federal government's emergency Troubled Asset Relief Program (TARP) assistance funds, and many of their competitors disappeared in the aftermath of the global credit crisis. Our greater emphasis on more economically sensitive stocks did not prevent us, however, from maintaining the Fund's healthy exposure to the


                        Pioneer Cullen Value Fund | Annual Report | 6/30/09    5
   consumer staples area, where we see sustained opportunities from increasing consumer spending throughout the world.

Q What investments most influenced the Fund's performance during the 12 months ended June 30, 2009?

A The sharp contrast between the market's performance over the final half of 2008 and the first half of 2009 was reflected in how the Fund's diversified holdings performed, notably in the financials and consumer staples groups. The Fund's overweight in staples and underweight in financials helped relative performance during the second six months of 2008, but that positioning detracted from performance over the first six months of 2009. Nevertheless, the Fund's emphasis on staples and de-emphasis of financials stocks helped support overall relative performance for the full 12-month period ended June 30, 2009. The overweight to telecommunication services, a traditionally defensive area, combined with good stock selection in the group, also helped the Fund's relative results for the fiscal year. Overall, industrials stocks were the largest contributors to the Fund's returns for the 12 months, primarily due to good stock selection. Significant positive contributors among the Fund's industrials holdings included: 3M, the diversified industrial and consumer products corporation; United Technologies, a producer of a variety of products for the aerospace and building industries; and ABB and Boeing, two newer holdings we mentioned earlier. Outside industrials, positive contributors included Microsoft and Bristol-Myers Squibb, a global pharmaceuticals corporation.

   Stock selections in the materials and energy sectors detracted, however, from the Fund's results. In addition, underweighted positions in consumer discretionary and information technology, two more cyclical areas, also were drags on the Fund's performance. Individual holdings that hurt performance included investments in Citigroup, the major financial institution that required federal assistance; Gazprom, the Russian natural gas corporation; and securities firm Merrill Lynch. Also performing poorly was Bank of America, which acquired Merrill Lynch.

Q  What is your investment outlook?

A We have long maintained that stocks tend to emerge from bear markets long before recessions end. Our historical research also indicates that value disciplines such as ours have excellent opportunities in the five years following a market bottoming. While the economic recovery may not be smooth, we do not believe that investors should wait for all economic indicators to turn up before they commit to the market. The period of early recovery has been a key time for investors to re-enter the market, especially when they use a strict investment discipline and maintain a five-year time horizon.


6    Pioneer Cullen Value Fund | Annual Report | 6/30/09

   The broadening of market trends in May and June 2009 has positive implications for the durability of the economic recovery, as companies with stronger fundamentals are beginning to participate in the rally. For the Fund's portfolio, we continue to favor investments in multinational industrial, consumer goods and health care corporations with predictable and stable cash flows, dividend support and strong balance sheets.

Please refer to the Schedule of Investments on pages 18-24 for a full listing of Fund securities.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                        Pioneer Cullen Value Fund | Annual Report | 6/30/09    7

Portfolio Summary | 6/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                          67.5%
Depositary Receipts for International Stocks                                18.2%
Temporary Cash Investments                                                  14.3%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Industrials                                                                 21.4%
Consumer Staples                                                            16.1%
Information Technology                                                      14.9%
Health Care                                                                 13.7%
Financials                                                                  10.7%
Telecommunication Services                                                   7.9%
Consumer Discretionary                                                       6.9%
Energy                                                                       5.5%
Materials                                                                    2.9%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


  1.  Oracle Corp.                                                          4.03%
  2.  Microsoft Corp.                                                       3.71
  3.  JPMorgan Chase & Co.                                                  3.30
  4.  ITT Corp.                                                             3.26
  5.  Johnson & Johnson Co.                                                 3.17
  6.  3M Co.                                                                3.15
  7.  Unilever N.V.                                                         3.14
  8.  Boeing Co.                                                            3.09
  9.  The Walt Disney Co.                                                   3.04
 10.  Bristol-Myers Squibb Co.                                              3.04

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.


8    Pioneer Cullen Value Fund | Annual Report | 6/30/09

Prices and Distributions | 6/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                     6/30/09                     6/30/08
--------------------------------------------------------------------------------
       A                       $14.15                      $18.97
--------------------------------------------------------------------------------
       B                       $14.03                      $18.75
--------------------------------------------------------------------------------
       C                       $14.00                      $18.72
--------------------------------------------------------------------------------
       R                       $14.03                      $18.84
--------------------------------------------------------------------------------
       Y                       $14.21                      $19.07
--------------------------------------------------------------------------------
       Z                       $14.12                      $15.66
--------------------------------------------------------------------------------

Distributions per Share: 1/1/09-6/30/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Net Investment           Short-Term          Long-Term
      Class             Income               Capital Gains       Capital Gains
--------------------------------------------------------------------------------
      A                 $0.1847                 $ --                 $ --
--------------------------------------------------------------------------------
      B                 $0.0105                 $ --                 $ --
--------------------------------------------------------------------------------
      C                 $0.0429                 $ --                 $ --
--------------------------------------------------------------------------------
      R                 $0.1761                 $ --                 $ --
--------------------------------------------------------------------------------
      Y                 $0.2417                 $ --                 $ --
--------------------------------------------------------------------------------
      Z*                $0.2539                 $ --                 $ --
--------------------------------------------------------------------------------

* Class Z shares were first publicly offered on November 1, 2008




Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-15.


                        Pioneer Cullen Value Fund | Annual Report | 6/30/09    9

Performance Update | 6/30/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund at public offering price, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of June 30, 2009)
-----------------------------------------------------------------------
                                         Net Asset     Public Offering
Period                                   Value (NAV)   Price (POP)
-----------------------------------------------------------------------
 Life-of-Class
 (7/1/00)                                  4.99%         4.30%
 5 Years                                   1.84          0.65
 1 Year                                  -24.41        -28.76
-----------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated November 1, 2008)
-----------------------------------------------------------------------
                                         Gross         Net
-----------------------------------------------------------------------
                                           1.09%         1.09%
-----------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Cullen
                         Value Fund           S&P 500 Index
7/00                        9,425                10,000
6/01                       10,341                 8,653
                           10,912                 7,098
6/03                       10,362                 7,115
                           12,874                 8,474
6/05                       15,296                 9,009
                           17,550                 9,786
6/07                       20,555                11,800
                           18,659                10,252
6/09                       14,105                 7,567

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance of Class A shares of the Fund from July 1, 2000 to February 25, 2005, is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.


10    Pioneer Cullen Value Fund | Annual Report | 6/30/09

Performance Update | 6/30/09                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of June 30, 2009)
-------------------------------------------------------------
                                         If          If
Period                                   Held        Redeemed
-------------------------------------------------------------
 Life-of-Class
 (7/1/00)                                  4.54%       4.54%
 5 Years                                   1.06        1.06
 1 Year                                  -25.12      -28.11
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated November 1, 2008)
-------------------------------------------------------------
                                         Gross       Net
-------------------------------------------------------------
                                           1.93%       1.93%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Cullen
                         Value Fund           S&P 500 Index
7/00                       10,000                10,000
6/01                       10,970                 8,653
                           11,576                 7,098
6/03                       10,992                 7,115
                           13,657                 8,474
6/05                       16,186                 9,009
                           18,398                 9,786
6/07                       21,357                11,800
                           19,224                10,252
6/09                       14,396                 7,567

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" results reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years. Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance of Class B shares of the Fund from July 1, 2000 to February 25, 2005, is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/09    11

Performance Update | 6/30/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of June 30, 2009)
-------------------------------------------------------------
                                         If          If
Period                                   Held        Redeemed
-------------------------------------------------------------
 Life-of-Class
 (7/1/00)                                  4.60%       4.60%
 5 Years                                   1.16        1.16
 1 Year                                  -24.98      -24.98
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated November 1, 2008)
-------------------------------------------------------------
                                         Gross       Net
-------------------------------------------------------------
                                           1.85%       1.85%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Cullen
                         Value Fund           S&P 500 Index
7/00                       10,000                10,000
6/01                       10,970                 8,653
                           11,576                 7,098
6/03                       10,992                 7,115
                           13,657                 8,474
6/05                       16,186                 9,009
                           18,421                 9,786
6/07                       21,407                11,800
                           19,282                10,252
6/09                       14,466                 7,567

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance of Class C shares of the Fund from July 1, 2000 to February 25, 2005, is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge (but not other differences in expenses). If all expenses of the Fund were reflected, the performance would be lower.


12    Pioneer Cullen Value Fund | Annual Report | 6/30/09

Performance Update | 6/30/09                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.


Average Annual Total Returns
(As of June 30, 2009)
-------------------------------------------------------------
                                         If         If
Period                                   Held       Redeemed
-------------------------------------------------------------
 Life-of-Class
 (7/1/00)                                  4.54%       4.54%
 5 Years                                   1.46        1.46
 1 Year                                  -24.57      -24.57
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated November 1, 2008)
-------------------------------------------------------------
                                           Gross       Net
-------------------------------------------------------------
                                           1.48%       1.40%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Cullen
                         Value Fund           S&P 500 Index
7/00                       10,000                10,000
6/01                       10,921                 8,653
                           11,466                 7,098
6/03                       10,834                 7,115
                           13,394                 8,474
6/05                       15,835                 9,009
                           18,078                 9,786
6/07                       21,096                11,800
                           19,090                10,252
6/09                       14,400                 7,567

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on November 1, 2006, is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after November 1, 2006, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available, for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitations currently in effect through November 1, 2009, for Class R Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance of Class R shares of the Fund from July 1, 2000 to February 25, 2005, is the performance of Cullen Value Fund's single class, which has been restated to reflect the higher distribution and service fees of the Fund's Class R shares.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/09    13

Performance Update | 6/30/09                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.


Average Annual Total Returns
(As of June 30, 2009)
-------------------------------------------------------------
                                         If         If
Period                                   Held       Redeemed
-------------------------------------------------------------
 Life-of-Class
 (7/1/00)                                  5.15%       5.15%
 5 Years                                   2.13        2.13
 1 Year                                  -24.18      -24.18
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated November 1, 2008)
-------------------------------------------------------------
                                         Gross       Net
-------------------------------------------------------------
                                           0.75%       0.75%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Cullen
                         Value Fund           S&P 500 Index
7/00                       10,000                 10,000
6/01                       10,970                  8,653
                           11,576                  7,098
6/03                       10,992                  7,115
                           13,657                  8,474
6/05                       16,237                  9,009
                           18,691                  9,786
6/07                       21,956                 11,800
                           20,010                 10,252
6/09                       15,172                  7,567

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher.


Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance of Class Y shares of the Fund from July 1, 2000 to February 25, 2005, is the performance of Cullen Value Fund's single class, which has not been restated to reflect any differences in expenses. Cullen Value Fund had higher expenses than those of the Fund's Class Y shares.


14    Pioneer Cullen Value Fund | Annual Report | 6/30/09

Performance Update | 6/30/09                                      Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the S&P 500 Index.

Average Annual Total Returns
(As of June 30, 2009)
-------------------------------------------------------------
                                         If         If
Period                                   Held       Redeemed
-------------------------------------------------------------
 10 Years                                  5.03%       5.03%
 5 Years                                   1.90        1.90
 1 Year                                  -24.18      -24.18
-------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated November 1, 2008)
-------------------------------------------------------------
                                         Gross       Net
-------------------------------------------------------------
                                           0.84%       0.84%
-------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Cullen
                         Value Fund           S&P 500 Index
7/00                       10,000                 10,000
6/01                       10,970                  8,653
                           11,576                  7,098
6/03                       10,992                  7,115
                           13,657                  8,474
6/05                       16,226                  9,009
                           18,617                  9,786
6/07                       21,805                 11,800
                           19,793                 10,252
6/09                       15,007                  7,567

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Z shares on November 1, 2008, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception would have been higher. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on February 28, 2005. The performance of Class Z shares of the Fund from July 1, 2000 to February 25, 2005, is the performance of Cullen Value Fund's single class, which has not been restated to reflect any differences in expenses. Cullen Value Fund had higher expenses than those of the Fund's Class Z shares.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/09    15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on actual returns from January 1, 2009 through June 30, 2009.


------------------------------------------------------------------------------------------------------------
 Share Class                     A             B             C             R             Y             Z
------------------------------------------------------------------------------------------------------------
 Beginning Account Value     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
 Value on 1/01/09
------------------------------------------------------------------------------------------------------------
 Ending Account Value          $755.90       $748.80       $750.20       $754,30       $758.20       $758.20
 (after expenses)
  on 6/30/09
------------------------------------------------------------------------------------------------------------
 Expenses Paid                   $5.85        $10.44         $9.70         $6.96         $4.11         $3.70
 During Period*
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.18%, 2.11%, 1.96%, 1.40% 0.83%, and 0.83% for Class A, Class B, Class C, Class R, Class Y, and Class Z respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


16    Pioneer Cullen Value Fund | Annual Report | 6/30/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2009 through June 30, 2009.

------------------------------------------------------------------------------------------------------------
 Share Class                     A             B             C             R             Y             Z
------------------------------------------------------------------------------------------------------------
 Beginning Account Value     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
 Value on 1/01/09
------------------------------------------------------------------------------------------------------------
 Ending Account Value        $1,018.94     $1,014.33     $1,015.08     $1,017.85     $1,020.68     $1,020.68
 (after expenses)
 on 6/30/09
------------------------------------------------------------------------------------------------------------
 Expenses Paid                   $5.91        $10.54         $9.79         $7.00         $4.16         $4.16
 During Period*
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.18%, 2.11%, 1.96%, 1.40% 0.83%, and 0.83% for Class A, Class B, Class C, Class R, Class Y, and Class Z respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                       Pioneer Cullen Value Fund | Annual Report | 6/30/09    17

Schedule of Investments | 6/30/09

---------------------------------------------------------------------
 Shares                                                Value
---------------------------------------------------------------------
                COMMON STOCKS -- 91.0%
                ENERGY -- 5.0%
                Integrated Oil & Gas -- 1.3%
  2,335,000     Gazprom OAO (A.D.R.)*                  $   47,283,750
---------------------------------------------------------------------
                Oil & Gas Drilling -- 1.9%
  2,081,650     ENSCO International, Inc. (b)          $   72,587,136
---------------------------------------------------------------------
                Oil & Gas Exploration & Production -- 1.8%
  1,266,650     Devon Energy Corp.                     $   69,032,425
                                                       --------------
                Total Energy                           $  188,903,311
---------------------------------------------------------------------
                MATERIALS -- 2.6%
                Construction Materials -- 0.6%
  2,242,124     Cemex SA (A.D.R.)*(b)                  $   20,941,438
---------------------------------------------------------------------
                Diversified Metals & Mining -- 1.6%
  4,090,983     Anglo American Plc (b)                 $   59,891,991
---------------------------------------------------------------------
                Forest Products -- 0.4%
    508,800     Weyerhaeuser Co.                       $   15,482,784
                                                       --------------
                Total Materials                        $   96,316,213
---------------------------------------------------------------------
                CAPITAL GOODS -- 16.1%
                Aerospace & Defense -- 11.1%
  2,484,300     Boeing Co. (b)                         $  105,582,750
  2,507,350     ITT Corp. (b)                             111,577,075
  2,197,300     Raytheon Co.                               97,626,039
  1,971,000     United Technologies Corp.                 102,413,160
                                                       --------------
                                                       $  417,199,024
---------------------------------------------------------------------
                Heavy Electrical Equipment -- 2.1%
  5,152,700     ABB, Ltd.*(b)                          $   81,309,606
---------------------------------------------------------------------
                Industrial Conglomerates -- 2.9%
  1,794,850     3M Co.                                 $  107,870,485
                                                       --------------
                Total Capital Goods                    $  606,379,115
---------------------------------------------------------------------
                TRANSPORTATION -- 3.3%
                Air Freight & Couriers -- 1.2%
    847,700     FedEx Corp. (b)                        $   47,149,074
---------------------------------------------------------------------
                Railroads -- 2.1%
    952,950     Canadian National Railway Co.          $   40,938,732
    920,600     Canadian Pacific Railway, Ltd. (b)         36,639,880
                                                       --------------
                                                       $   77,578,612
                                                       --------------
                Total Transportation                   $  124,727,686
---------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 2.4%
                Auto Parts & Equipment -- 2.4%
  2,597,000     BorgWarner, Inc. (b)                   $   88,687,550
                                                       --------------
                Total Automobiles & Components         $   88,687,550
---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Cullen Value Fund | Annual Report | 6/30/09

-------------------------------------------------------------------------
 Shares                                                    Value
-------------------------------------------------------------------------
                MEDIA -- 2.8%
                Movies & Entertainment -- 2.8%
  4,458,450     The Walt Disney Co. (b)                    $  104,015,639
                                                           --------------
                Total Media                                $  104,015,639
-------------------------------------------------------------------------
                RETAILING -- 1.2%
                Home Improvement Retail -- 1.2%
  1,890,600     Home Depot, Inc. (b)                       $   44,674,878
                                                           --------------
                Total Retailing                            $   44,674,878
-------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 11.9%
                Agricultural Products -- 2.3%
    797,500     Archer Daniels Midland Co.                 $   21,349,075
  1,088,200     Bunge, Ltd. (b)                                65,564,050
                                                           --------------
                                                           $   86,913,125
-------------------------------------------------------------------------
                Distillers & Vintners -- 1.6%
  1,049,000     Diageo Plc (A.D.R.) (b)                    $   60,055,250
-------------------------------------------------------------------------
                Packaged Foods & Meats -- 8.0%
  4,090,600     Kraft Foods, Inc.                          $  103,655,804
  2,373,500     Nestle SA (A.D.R.)                             89,402,625
  4,447,200     Unilever NV (b)                               107,533,296
                                                           --------------
                                                           $  300,591,725
                                                           --------------
                Total Food, Beverage & Tobacco             $  447,560,100
-------------------------------------------------------------------------
                HOUSEHOLD & PERSONAL PRODUCTS -- 2.8%
                Household Products -- 2.8%
  1,968,600     Kimberly-Clark Corp.                       $  103,213,698
                                                           --------------
                Total Household & Personal Products        $  103,213,698
-------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT & SERVICES -- 1.9%
                Health Care Equipment -- 1.9%
  1,953,050     Covidien, Ltd.                             $   73,122,192
                                                           --------------
                Total Health Care Equipment & Services     $   73,122,192
-------------------------------------------------------------------------
                PHARMACEUTICALS & BIOTECHNOLOGY -- 10.6%
                Pharmaceuticals -- 10.6%
  2,121,500     AstraZeneca Plc (A.D.R.) (b)               $   93,643,010
  5,117,200     Bristol-Myers Squibb Co.                      103,930,332
  2,606,200     Eli Lilly & Co.                                90,278,768
  1,911,600     Johnson & Johnson Co. (b)                     108,578,880
                                                           --------------
                                                           $  396,430,990
                                                           --------------
                Total Pharmaceuticals & Biotechnology      $  396,430,990
-------------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 7.2%
                Diversified Financial Services -- 4.7%
  4,952,300     Bank of America Corp. (b)                  $   65,370,360
  3,307,050     JPMorgan Chase & Co.                          112,803,476
                                                           --------------
                                                           $  178,173,836
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/09    19

-----------------------------------------------------------------------
 Shares                                                  Value
-----------------------------------------------------------------------
               Investment Banking & Brokerage -- 2.5%
  387,750      Goldman Sachs Group, Inc.                 $   57,169,860
1,261,100      Morgan Stanley Co.                            35,953,961
                                                         --------------
                                                         $   93,123,821
                                                         --------------
               Total Diversified Financials              $  271,297,657
-----------------------------------------------------------------------
               INSURANCE -- 2.5%
               Property & Casualty Insurance -- 2.5%
2,401,800      Chubb Corp.                               $   95,783,784
                                                         --------------
               Total Insurance                           $   95,783,784
-----------------------------------------------------------------------
               SOFTWARE & SERVICES -- 7.0%
               Systems Software -- 7.0%
5,342,600      Microsoft Corp. (b)                       $  126,993,602
6,439,000      Oracle Corp.                                 137,923,380
                                                         --------------
                                                         $  264,916,982
                                                         --------------
               Total Software & Services                 $  264,916,982
-----------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 6.5%
               Communications Equipment -- 2.1%
5,480,000      Nokia Corp. (A.D.R.) (b)                  $   79,898,400
-----------------------------------------------------------------------
               Computer Hardware -- 2.7%
2,583,000      Hewlett-Packard Co.                       $   99,832,950
-----------------------------------------------------------------------
               Technology Distributors -- 1.7%
2,295,400      Arrow Electronics, Inc.*                  $   48,754,296
  767,300      Avnet, Inc.*                                  16,136,319
                                                         --------------
                                                         $   64,890,615
                                                         --------------
               Total Technology Hardware & Equipment     $  244,621,965
-----------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 7.2%
               Integrated Telecommunication Services -- 5.0%
3,589,000      AT&T Corp.                                $   89,150,760
3,181,300      Verizon Communications, Inc.                  97,761,349
                                                         --------------
                                                         $  186,912,109
-----------------------------------------------------------------------
               Wireless Telecommunication Services -- 2.2%
4,322,400      Vodafone Group Plc (A.D.R.) (b)           $   84,243,574
                                                         --------------
               Total Telecommunication Services          $  271,155,683
-----------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $3,948,439,476)                     $3,421,807,443
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Cullen Value Fund | Annual Report | 6/30/09

----------------------------------------------------------------------------------------------
Principal
Amount                                                                          Value
----------------------------------------------------------------------------------------------
                  TEMPORARY CASH INVESTMENTS -- 15.2%
                  Repurchase Agreements -- 8.1%
$ 61,025,000      Bank of America, 0.06%, dated 6/30/09, repurchase price
                  of $61,025,000 plus accrued interest on 7/1/09
                  collateralized by the following:
                    $21,232,109 Federal National Mortgage Association
                    (ARM), 2.639%, 12/1/44
                    $26,548,166 Federal Home Loan Mortgage Corp.,
                      4.761%, 2/1/35
                    $13,013,344 Freddie Mac Giant, 4.5%, 3/1/39
                    $1,451,881 Federal National Mortgage Association,
                      6.0%, 2/1/38                                              $   61,025,000
  61,025,000      Barclays Plc, 0.06%, dated 6/30/09, repurchase price of
                  $61,025,000 plus accrued interest on 7/1/09 collateralized by the following:
                    $18,244,432 Federal National Mortgage Association
                      (ARM), 2.445 - 7.475%, 1/1/17 - 12/1/40
                    $30,096,788 Federal National Mortgage Association,
                      4.0 - 9.5%, 11/1/11 - 11/1/38
                    $2,787,149 Federal Home Loan Mortgage Corp.,
                      0.0 - 6.283%, 7/1/21 - 7/1/39
                    $10,916,703 Freddie Mac Giant, 4.0 - 7.5%,
                      12/1/09 - 6/1/39                                              61,025,000
  61,025,000      BNP Paribas, 0.19%, dated 6/30/09, repurchase price of
                  $61,025,000 plus accrued interest on 7/1/09 collateralized by the following:
                    $28,640,597 Federal National Mortgage Association
                      (ARM), 3.958 - 5.683%, 6/1/35 - 7/1/39
                    $33,604,903 Federal Home Loan Mortgage Corp.,
                      6.114 - 6.824%, 10/1/36 - 6/1/37                              61,025,000
  61,025,000      Deutsche Bank, 0.09%, dated 6/30/09, repurchase price of
                  $61,025,000 plus accrued interest on 7/1/09 collateralized by the following:
                    $14,489,032 Federal National Mortgage Association
                      (ARM), 4.27 - 6.313%, 5/1/19 - 8/1/38
                    $7,377,850 Federal Home Loan Mortgage Corp.,
                      4.584 - 6.458%, 4/1/36 - 9/1/37
                    $9,568,374 Freddie Mac Giant, 5.0 - 7.0%,
                      10/1/26 - 9/1/38
                    $2,605,971 Government National Mortgage Association,
                      7.0%, 10/15/37 - 11/15/38
                    $28,204,274 Federal National Mortgage Association,
                      5.0 - 7.0%, 7/1/23 - 3/1/39                                   61,025,000
  61,025,000      JPMorgan, 0.06%, dated 6/30/09, repurchase price of
                  $61,025,000 plus accrued interest on 7/1/09 collateralized by $61,990,129 Federal National Mortgage Association,
                  5.0 - 6.0%, 8/1/23 - 2/1/34                                       61,025,000
                                                                                --------------
                                                                                $  305,125,000
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/09    21

---------------------------------------------------------------------------------------
Principal
Amount                                                                   Value
---------------------------------------------------------------------------------------
                    Securities Lending Collateral -- 7.1% (c)
                    Certificates of Deposit:
  $  5,990,209      Abbey National Plc, 1.27%, 8/13/09                   $    5,990,209
     8,985,313      Royal Bank of Canada NY, 1.19%, 8/7/09                    8,985,313
    10,782,375      Svenska Bank NY, 1.48%, 7/8/09                           10,782,375
    11,968,170      Cafco, 0.40%, 10/1/09                                    11,968,170
     8,379,769      Ciesco, 0.40%, 9/1/09                                     8,379,769
     8,984,751      Fasco, 0.25%, 7/10/09                                     8,984,751
    11,969,502      Kithaw, 0.40%, 9/21/09                                   11,969,502
    11,977,453      Merrill Lynch, 0.61%, 8/14/09                            11,977,453
    11,980,417      CBA, 1.35%, 7/16/09                                      11,980,417
    11,980,417      Societe Generale, 1.06%, 9/4/09                          11,980,417
    11,980,417      U.S. Bank NA, 0.76%, 8/24/09                             11,980,417
                                                                         --------------
                                                                         $  114,978,793
---------------------------------------------------------------------------------------
                    Commercial Paper:
    11,980,417      Monumental Global Funding, Ltd., 1.28%, 8/17/09      $   11,980,417
     5,990,209      CME Group, Inc., 1.21%, 8/6/09                            5,990,209
     8,988,633      GE, 0.47%, 9/18/09                                        8,988,633
     2,418,176      GE, 0.79%, 10/26/09                                       2,418,176
    11,764,770      American Honda Finance Corp., 1.27%, 7/14/09             11,764,770
    11,980,417      HSBC Bank, Inc., 1.31%, 8/14/09                          11,980,417
     2,995,104      IBM, 0.88%, 9/25/09                                       2,995,104
    10,782,375      New York Life Global, 0.75%, 9/4/09                      10,782,375
                                                                         --------------
                                                                         $   66,900,101
---------------------------------------------------------------------------------------
                    Tri-party Repurchase Agreements:
    33,545,168      Deutsche Bank, 0.08%, 7/1/09                         $   33,545,168
    39,941,872      Barclays Capital Markets, 0.01%, 7/1/09                  39,941,871
                                                                         --------------
                                                                         $   73,487,039
---------------------------------------------------------------------------------------
      Shares
                    Money Market Mutual Fund:
    11,980,417      JPMorgan U.S. Government Money Market Fund           $   11,980,417
                                                                         --------------
                                                                         $  267,346,350
---------------------------------------------------------------------------------------
                    TOTAL TEMPORARY CASH INVESTMENTS
                    (Cost $572,471,350)                                  $  572,471,350
---------------------------------------------------------------------------------------
                    TOTAL INVESTMENT IN SECURITIES -- 106.2%
                    (Cost $4,520,910,826) (a)                            $3,994,278,793
---------------------------------------------------------------------------------------
                    OTHER ASSETS AND LIABILITIES - (6.2)%                $ (232,974,412)
---------------------------------------------------------------------------------------
                    TOTAL NET ASSETS -- 100.0%                           $3,761,304,381
=======================================================================================

(A.D.R.) American Depositary Receipt.

*        Non-income producing security.

The accompanying notes are an integral part of these financial statements.


22    Pioneer Cullen Value Fund | Annual Report | 6/30/09

(a) At June 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $4,521,303,961 was as follows:



         Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax cost      $ 109,879,618
         Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value       (636,904,786)
                                                                   -------------
         Net unrealized loss                                       $(527,025,168)
                                                                   =============

(b)      At June 30, 2009, the following securities were out on loan:

--------------------------------------------------------------------------------
          Shares       Security                                     Market Value
--------------------------------------------------------------------------------
            85,200     ABB, Ltd.*                                   $  1,344,456
           112,300     Anglo American Plc                              1,644,072
         1,810,800     Astrazeneca Plc (A.D.R.)                       79,928,712
           250,000     Bank of America Corp.                           3,300,000
           229,700     Boeing Co.                                      9,762,250
         1,158,000     BorgWarner, Inc.                               39,545,700
           785,200     Bunge, Ltd.                                    47,308,300
            11,000     Canadian Pacific Railway, Ltd.                    437,800
         2,056,100     Cemex SA (A.D.R.)*                             19,203,974
             8,200     Diageo Plc (A.D.R.)                               469,450
            20,100     ENSCO International, Inc.                         700,887
            55,000     FedEx Corp.                                     3,059,100
           343,800     Home Depot, Inc.                                8,123,994
            22,000     ITT Corp.                                         979,000
           200,000     Johnson & Johnson Co.                          11,360,000
           172,900     Microsoft Corp.                                 4,109,833
           540,200     Nokia Corp. (A.D.R.)                            7,876,116
            14,700     Unilever NV                                       355,446
            59,800     Vodafone Group Plc (A.D.R.)                     1,165,502
           703,000     The Walt Disney Co.                            16,400,990
--------------------------------------------------------------------------------
                       Total                                        $257,075,582
================================================================================

(c)      Securities lending collateral is managed by Credit Suisse, New York
         Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended June 30, 2009, aggregated $1,563,315,421 and $616,461,750, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

     Level 1 -- quoted prices in active markets for identical securities
     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The accompanying notes are an integral part of these financial statements.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/09    23

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:

------------------------------------------------------------------------------------------------
                                Level 1             Level 2          Level 3      Total
------------------------------------------------------------------------------------------------
 Common stocks                  $3,421,807,443      $         --         $--      $3,421,807,443
 Temporary cash investments         11,980,417       560,490,933          --         572,471,350
------------------------------------------------------------------------------------------------
 Total                          $3,433,787,860      $560,490,933         $--      $3,994,278,793
================================================================================================

The accompanying notes are an integral part of these financial statements.


24    Pioneer Cullen Value Fund | Annual Report | 6/30/09

Statement of Assets and Liabilities | 6/30/09

ASSETS:
  Investment in securities (including securities loaned of $257,075,582)
   (cost $4,520,910,826)                                                     $3,994,278,793
  Cash                                                                           16,164,411
  Receivables --
   Fund shares sold                                                              34,258,672
   Dividends and interest                                                         7,447,891
   Due from Pioneer Investment Management, Inc.                                      21,325
  Other                                                                             123,613
-------------------------------------------------------------------------------------------
     Total assets                                                            $4,052,294,705
-------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                                   $   22,701,381
   Upon return of securities loaned                                             267,346,350
  Due to affiliates                                                                 708,639
  Accrued expenses                                                                  233,954
-------------------------------------------------------------------------------------------
     Total liabilities                                                       $  290,990,324
-------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                            $4,804,932,714
  Undistributed net investment income                                            37,389,606
  Accumulated net realized loss on investments                                 (554,385,906)
  Net unrealized loss on investments                                           (526,632,033)
-------------------------------------------------------------------------------------------
     Total net assets                                                        $3,761,304,381
===========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $2,021,299,658/142,874,891 shares)                       $        14.15
  Class B (based on $68,240,302/4,863,828 shares)                            $        14.03
  Class C (based on $425,022,305/30,366,614 shares)                          $        14.00
  Class R (based on $9,419,744/671,465 shares)                               $        14.03
  Class Y (based on $1,231,648,645/86,667,678 shares)                        $        14.21
  Class Z (based on $5,673,727/401,908 shares)                               $        14.12
MAXIMUM OFFERING PRICE:
  Class A ($14.15 [divided by] 94.25%)                                       $        15.01
===========================================================================================

The accompanying notes are an integral part of these financial statements.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/09    25

Statement of Operations


For the Year Ended 6/30/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $2,125,758)     $88,085,722
  Interest                                                      2,863,503
  Income from securities loaned, net                            1,709,677
--------------------------------------------------------------------------------------------
     Total investment income                                                   $  92,658,902
--------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                             $21,052,320
  Transfer agent fees
   Class A                                                      2,376,277
   Class B                                                        222,844
   Class C                                                        723,640
   Class R                                                         28,391
   Class Y                                                        130,929
   Class Z                                                             65
  Distribution fees
   Class A                                                      4,723,730
   Class B                                                        762,100
   Class C                                                      4,522,020
   Class R                                                         27,975
  Shareholder communication expense                             3,112,021
  Administrative fees                                           1,218,489
  Custodian fees                                                  141,509
  Registration fees                                               262,115
  Professional fees                                               187,869
  Printing expense                                                196,411
  Fees and expenses of nonaffiliated trustees                     160,694
  Miscellaneous                                                   307,314
--------------------------------------------------------------------------------------------
     Total expenses                                                            $  40,156,713
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                   (56,443)
     Less fees paid indirectly                                                       (30,606)
--------------------------------------------------------------------------------------------
     Net expenses                                                              $  40,069,664
--------------------------------------------------------------------------------------------
       Net investment income                                                   $  52,589,238
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                             $(410,945,941)
--------------------------------------------------------------------------------------------
  Change in net unrealized loss on investments                                 $(581,835,745)
--------------------------------------------------------------------------------------------
   Net loss on investments                                                     $(992,781,686)
--------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations                        $(940,192,448)
============================================================================================

The accompanying notes are an integral part of these financial statements.


26    Pioneer Cullen Value Fund | Annual Report | 6/30/09

Statements of Changes in Net Assets


For the Years Ended 6/30/09 and 6/30/08, respectively

--------------------------------------------------------------------------------------------------
                                                            Year Ended             Year Ended
                                                            6/30/09                6/30/08
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                       $   52,589,238         $   41,082,940
Net realized loss on investments                              (410,945,941)          (100,062,785)
Change in net unrealized loss on investments                  (581,835,745)          (306,523,662)
--------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations     $ (940,192,448)        $ (365,503,507)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.18 and $0.27 per share, respectively)        $  (22,947,580)        $  (24,850,964)
   Class B ($0.01 and $0.08 per share, respectively)               (54,586)              (436,114)
   Class C ($0.04 and $0.12 per share, respectively)            (1,332,357)            (3,454,114)
   Class R ($0.18 and $0.29 per share, respectively)               (60,303)               (11,109)
   Class Y ($0.24 and $0.33 per share, respectively)           (14,623,973)           (11,540,919)
   Class Z ($0.25 and $0.00 per share, respectively)                (1,678)
Net realized gain:
   Class A ($0.00 and $0.05 per share, respectively)                    --             (4,378,793)
   Class B ($0.00 and $0.05 per share, respectively)                    --               (256,891)
   Class C ($0.00 and $0.05 per share, respectively)                    --             (1,352,268)
   Class R ($0.00 and $0.05 per share, respectively)                    --                   (978)
   Class Y ($0.00 and $0.05 per share, respectively)                    --             (1,618,867)
--------------------------------------------------------------------------------------------------
     Total distributions to shareowners                     $  (39,020,477)        $  (47,901,017)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $2,400,173,287         $1,890,643,887
Shares issued in reorganization                                115,106,038                     --
Reinvestment of distributions                                   33,936,631             40,163,910
Cost of shares repurchased                                  (1,548,479,171)          (886,720,525)
--------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund share
     transactions                                           $1,000,736,785         $1,044,087,272
--------------------------------------------------------------------------------------------------
   Net increase in net assets                               $   21,523,860         $  630,682,748
NET ASSETS:
Beginning of year                                            3,739,780,521          3,109,097,773
--------------------------------------------------------------------------------------------------
End of year                                                 $3,761,304,381         $3,739,780,521
--------------------------------------------------------------------------------------------------
Undistributed net investment income                         $   37,389,606         $   23,820,845
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/09    27

-----------------------------------------------------------------------------------------------------
                                     '09 Shares     '09 Amount          '08 Shares     '08 Amount
-----------------------------------------------------------------------------------------------------
Class A
Shares sold                           90,605,949    $1,306,405,218       57,870,904    $1,192,374,226
Shares issued in reorganization        1,639,108        20,731,474               --                --
Reinvestment of distributions          1,394,518        19,160,421        1,134,394        24,110,632
Less shares repurchased              (68,038,103)     (962,249,033)     (27,942,632)     (576,729,971)
-----------------------------------------------------------------------------------------------------
   Net increase                       25,601,472    $  384,048,080       31,062,666    $  639,754,887
=====================================================================================================
Class B
Shares sold                            1,053,086    $   15,396,551        1,612,699    $   32,953,953
Reinvestment of distributions              3,441            47,214           26,529           557,776
Less shares repurchased               (1,745,712)      (24,995,121)      (1,467,472)      (29,794,387)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease)              (689,185)   $   (9,551,356)         171,756    $    3,717,342
=====================================================================================================
Class C
Shares sold                            9,014,985    $  130,187,843       10,070,755    $  205,742,055
Shares issued in reorganization           52,805           661,450               --                --
Reinvestment of distributions             74,535         1,016,955          176,469         3,710,610
Less shares repurchased              (10,190,583)     (142,660,112)      (5,958,167)     (121,415,066)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease)            (1,048,258)   $  (10,793,864)       4,289,057    $   88,037,599
=====================================================================================================
Class R
Shares sold                              612,625    $    8,569,253          254,752    $    5,176,970
Reinvestment of distributions              3,218            43,865              305             6,448
Less shares repurchased                 (168,919)       (2,157,437)         (44,703)         (904,753)
-----------------------------------------------------------------------------------------------------
   Net increase                          446,924    $    6,455,681          210,354    $    4,278,665
=====================================================================================================
Class Y
Shares sold                           63,154,846    $  933,782,835       21,808,234    $  454,396,683
Shares issued in reorganization        7,376,467        93,713,114               --                --
Reinvestment of distributions            992,714        13,668,176          552,167        11,778,444
Less shares repurchased              (27,788,877)     (416,204,998)      (7,553,819)     (157,876,348)
-----------------------------------------------------------------------------------------------------
   Net increase                       43,735,150    $  624,959,127       14,806,582    $  308,298,779
=====================================================================================================
Class Z
Shares sold                              417,145    $    5,831,587               --    $           --
Less shares repurchased                  (15,237)         (212,470)              --                --
-----------------------------------------------------------------------------------------------------
   Net increase                          401,908    $    5,619,117               --    $           --
=====================================================================================================

The accompanying notes are an integral part of these financial statements.


28    Pioneer Cullen Value Fund | Annual Report | 6/30/09

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------------
                                                              Year           Year           Year           Year       Year
                                                              Ended          Ended          Ended          Ended      Ended
                                                              6/30/09        6/30/08        6/30/07        6/30/06    6/30/05 (a)
---------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                          $    18.97     $    21.21     $    18.28     $  16.19   $ 13.96
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                        $     0.22     $     0.24     $     0.26     $   0.14   $  0.05
 Net realized and unrealized gain (loss) on investments            (4.86)         (2.16)          2.86         2.23      2.55
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations          $    (4.64)    $    (1.92)    $     3.12     $   2.37   $  2.60
Distributions to shareowners:
 Net investment income                                             (0.18)         (0.27)         (0.18)       (0.06)    (0.03)
 Net realized gain                                                    --          (0.05)         (0.01)       (0.22)    (0.34)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $    (4.82)    $    (2.24)    $     2.93     $   2.09   $  2.23
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $    14.15     $    18.97     $    21.21     $  18.28   $ 16.19
=================================================================================================================================
Total return*                                                     (24.41)%        (9.22)%        17.13%       14.73%    18.81%
Ratio of net expenses to average net assets+                        1.18%          1.09%          1.09%        1.15%     1.66%
Ratio of net investment income to average net assets+               1.63%          1.28%          1.67%        1.57%     0.62%
Portfolio turnover rate                                               19%            13%            15%          21%       49%
Net assets, end of period (in thousands)                      $2,021,300     $2,224,629     $1,828,453     $809,593   $98,690
Ratios with no reimbursement of fees and assumption
 of expenses by PIM and no reduction for fees paid
 indirectly:
 Net expenses                                                       1.18%          1.09%          1.09%        1.15%     1.64%
 Net investment income                                              1.63%          1.28%          1.67%        1.57%     0.64%
Ratios with reimbursement of fees and assumption
 of expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                       1.18%          1.09%          1.08%        1.15%     1.66%
 Net investment income                                              1.63%          1.29%          1.68%        1.57%     0.62%
=================================================================================================================================

(a) Effective December 28, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on February 25, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                         Pioneer Cullen Value Fund | Annual Report | 6/30/09  29

-------------------------------------------------------------------------------------------------------------------------
                                                              Year        Year         Year         Year
                                                              Ended       Ended        Ended        Ended     2/28/05 (a)
                                                              6/30/09     6/30/08      6/30/07      6/30/06   to 6/30/05
-------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                          $ 18.75     $  20.96     $  18.11     $ 16.15   $ 16.05
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                        $  0.12     $   0.08     $   0.10     $  0.04   $  0.01
 Net realized and unrealized gain (loss) on investments         (4.83)       (2.16)        2.81        2.16      0.09
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations          $ (4.71)    $  (2.08)    $   2.91     $  2.20   $  0.10
Distributions to shareowners:
 Net investment income                                          (0.01)       (0.08)       (0.05)      (0.02)       --
 Net realized gain                                                 --        (0.05)       (0.01)      (0.22)       --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (4.72)    $  (2.21)    $   2.85     $  1.96   $  0.10
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 14.03     $  18.75     $  20.96     $ 18.11   $ 16.15
=========================================================================================================================
Total return*                                                  (25.12)%      (9.99)%      16.09%      13.66%     0.62%***
Ratio of net expenses to average net assets+                     2.12%        1.93%        2.00%       2.09%     2.10%**
Ratio of net investment income to average net assets+            0.66%        0.44%        0.75%       0.56%     0.40%**
Portfolio turnover rate                                            19%          13%          15%         21%       49%**
Net assets, end of period (in thousands)                      $68,240     $104,145     $112,795     $62,860   $12,454
Ratios with no waiver of fees and assumption of
 expenses by PIM and no reduction for fees paid
 indirectly:
 Net expenses                                                    2.12%        1.93%        2.00%       2.09%     2.19%**
 Net investment income                                           0.66%        0.44%        0.75%       0.56%     0.31%**
Ratios with waiver of fees and assumption of
 expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                    2.11%        1.92%        1.99%       2.09%     2.10%**
 Net investment income                                           0.67%        0.45%        0.76%       0.56%     0.40%**
=========================================================================================================================

(a) Class B shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


30  Pioneer Cullen Value Fund | Annual Report | 6/30/09

---------------------------------------------------------------------------------------------------------------------------
                                                              Year         Year         Year         Year
                                                              Ended        Ended        Ended        Ended      2/28/05 (a)
                                                              6/30/09      6/30/08      6/30/07      6/30/06    to 6/30/05
---------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                          $  18.72     $  20.95     $  18.12     $  16.15   $ 16.05
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                        $   0.13     $   0.09     $   0.11     $   0.05   $  0.01
 Net realized and unrealized gain (loss) on investments          (4.81)       (2.15)        2.82         2.17      0.09
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations          $  (4.68)    $  (2.06)    $   2.93     $   2.22   $  0.10
Distributions to shareowners:
 Net investment income                                           (0.04)       (0.12)       (0.09)       (0.03)       --
 Net realized gain                                                  --        (0.05)       (0.01)       (0.22)       --
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $  (4.72)    $  (2.23)    $   2.83     $   1.97   $  0.10
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  14.00     $  18.72     $  20.95     $  18.12   $ 16.15
===========================================================================================================================
Total return*                                                   (24.98)%      (9.92)%      16.21%       13.81%     0.62%***
Ratio of net expenses to average net assets+                      1.96%        1.85%        1.87%        1.94%     2.15%**
Ratio of net investment income to average net assets+             0.83%        0.51%        0.89%        0.83%     0.34%**
Portfolio turnover rate                                             19%          13%          15%          21%       49%**
Net assets, end of period (in thousands)                      $425,022     $588,241     $568,385     $239,241   $15,560
Ratios with no waiver of fees and assumption of
 expenses by PIM and no reduction for fees paid
 indirectly:
 Net expenses                                                     1.96%        1.85%        1.87%        1.94%     2.27%**
 Net investment income                                            0.83%        0.51%        0.89%        0.83%     0.22%**
Ratios with waiver of fees and assumption of
 expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                     1.96%        1.84%        1.87%        1.94%     2.15%**
 Net investment income                                            0.83%        0.52%        0.89%        0.83%     0.34%**
===========================================================================================================================

(a) Class C shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                         Pioneer Cullen Value Fund | Annual Report | 6/30/09  31

------------------------------------------------------------------------------------
                                                  Year        Year       11/1/06 (a)
                                                  Ended       Ended      to
                                                  6/30/09     6/30/08    6/30/07
------------------------------------------------------------------------------------
 Class R
 Net asset value, beginning of period             $ 18.84     $21.15     $19.51
------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                           $  0.13     $ 0.32     $ 0.28
  Net realized and unrealized gain (loss) on
    investments                                     (4.76)     (2.29)      1.56
------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                  $ (4.63)    $(1.97)    $ 1.84
 Distributions to shareowners:
  Net investment income                             (0.18)     (0.29)     (0.19)
  Net realized gain                                    --      (0.05)     (0.01)
------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value       $ (4.81)    $(2.31)    $ 1.64
------------------------------------------------------------------------------------
 Net asset value, end of period                   $ 14.03     $18.84     $21.15
====================================================================================
 Total return*                                     (24.57)%    (9.51)%     9.52%***
 Ratio of net expenses to average net assets+        1.40%      1.41%      1.40%**
 Ratio of net investment income to average net
  assets+                                            1.47%      1.13%      1.47%**
 Portfolio turnover rate                               19%        13%        15%***
 Net assets, end of period (in thousands)         $ 9,420     $4,231     $  300
 Ratios with no waiver of fees and assumption of
  expenses by PIM and no reduction for fees
  paid indirectly:
  Net expenses                                       2.11%      1.48%      1.62%**
  Net investment income                              0.76%      1.06%      1.25%**
 Ratios with waiver of fees and assumption of
  expenses by PIM and reduction for fees paid
  indirectly:
  Net expenses                                       1.40%      1.40%      1.40%**
  Net investment income                              1.47%      1.14%      1.47%**
====================================================================================

(a) Class R shares were first publicly offered on November 1, 2006.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
*** Not annualized.


32    Pioneer Cullen Value Fund | Annual Report | 6/30/09

----------------------------------------------------------------------------------------------------------------------------
                                                              Year           Year         Year         Year
                                                              Ended          Ended        Ended        Ended      2/28/05 (a)
                                                              6/30/09        6/30/08      6/30/07      6/30/06    to 6/30/05
---------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                          $    19.07     $  21.30     $  18.34     $  16.20   $16.05
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                        $     0.21     $   0.29     $   0.28     $   0.10   $ 0.03
 Net realized and unrealized gain (loss) on investments            (4.83)       (2.14)        2.91         2.33     0.12
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations          $    (4.62)    $  (1.85)    $   3.19     $   2.43   $ 0.15
Distributions to shareowners:
 Net investment income                                             (0.24)       (0.33)       (0.22)       (0.07)      --
 Net realized gain                                                    --        (0.05)       (0.01)       (0.22)      --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $    (4.86)    $  (2.23)    $   2.96     $   2.14   $ 0.15
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $    14.21     $  19.07     $  21.30     $  18.34   $16.20
============================================================================================================================
Total return*                                                     (24.18)%      (8.87)%      17.47%       15.12%    0.93%***
Ratio of net expenses to average net assets+                        0.83%        0.75%        0.77%        0.83%    0.99%**
Ratio of net investment income to average net assets+               2.01%        1.62%        2.00%        1.91%    1.60%**
Portfolio turnover rate                                               19%          13%          15%          21%      49%**
Net assets, end of period (in thousands)                      $1,231,649     $818,534     $599,166     $144,022   $5,082
Ratios with no waiver of fees and assumption of
 expenses by PIM and no reduction for fees  paid
 indirectly:
 Net expenses                                                       0.83%        0.75%        0.77%        0.83%    0.99%**
 Net investment income                                              2.01%        1.62%        2.00%        1.91%    1.60%**
Ratios with waiver of fees and assumption of
 expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                                       0.83%        0.75%        0.77%        0.83%    0.99%**
 Net investment income                                              2.01%        1.62%        2.00%        1.91%    1.60%**
============================================================================================================================

(a) Class Y shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
*** Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                         Pioneer Cullen Value Fund | Annual Report | 6/30/09  33

-----------------------------------------------------------------------------
                                                                  11/1/08 (a)
                                                                  to 6/30/09
-----------------------------------------------------------------------------
 Class Z
 Net asset value, beginning of period                             $15.66
-----------------------------------------------------------------------------
 Decrease from investment operations:
  Net investment income                                           $ 0.17
  Net realized and unrealized loss on investments                  (1.46)
-----------------------------------------------------------------------------
    Net decrease from investment operations                       $(1.29)
 Distributions to shareowners:
  Net investment income                                            (0.25)
  Net realized gain                                                   --
-----------------------------------------------------------------------------
 Net decrease in net asset value                                  $(1.54)
-----------------------------------------------------------------------------
 Net asset value, end of period                                   $14.12
=============================================================================
 Total return*                                                     (8.16)%***
 Ratio of net expenses to average net assets+                       0.83%**
 Ratio of net investment income to average net assets+              2.98%**
 Portfolio turnover rate                                              19%***
 Net assets, end of period (in thousands)                         $5,674
 Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                      0.83%**
  Net investment income                                             2.98%**
 Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                      0.83%**
  Net investment income                                             2.98%**
=============================================================================

(a) Class Z shares were first publicly offered on November 1, 2008.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
*** Not annualized.

The accompanying notes are an integral part of these financial statements.


34    Pioneer Cullen Value Fund | Annual Report | 6/30/09

Notes to Financial Statements | 6/30/09

1. Organization and Significant Accounting Policies

Pioneer Cullen Value Fund (the Fund) is a series of Pioneer Series Trust III, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Fund is to seek capital appreciation. Current income is a secondary objective.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on November 1, 2008. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y and Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/09    35

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2009 there were no securities that were valued using fair value methods. Temporary cash investments are valued at cost which approximates market value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions,


36    Pioneer Cullen Value Fund | Annual Report | 6/30/09
   or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At June 30, 2009, The Fund had a net capital loss carryforward of $265,784,298 of which the following amounts will expire between 2015 and 2017 if not utilized; $265,307 in 2015, $51,009,348 in 2016 and $214,509,643
   in 2017.

   The Fund has elected to defer $288,208,473 of capital losses recognized between November 1, 2008 and June 30, 2009 to its fiscal year ending June 30, 2010.

   The tax character of distributions paid during the years ended June 30, 2009 and June 30, 2008 was as follows:

--------------------------------------------------------------------------------
                                                           2009             2008
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                  $39,020,477      $40,293,220
   Long-term capital gain                                    --        7,607,797
--------------------------------------------------------------------------------
     Total                                          $39,020,477      $47,901,017
================================================================================

   The following shows the components of distributable earnings on a federal income tax basis at June 30, 2009:

--------------------------------------------------------------------------------
                                                                            2009
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                               $    37,389,606
   Capital loss carryforward                                      (265,784,298)
   Post-October loss deferred                                     (288,208,473)
   Unrealized depreciation                                        (527,025,168)
--------------------------------------------------------------------------------
     Total                                                     $(1,043,628,333)
================================================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $307,471 in underwriting commissions on the sale of Class A shares during the year ended June 30, 2009.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/09    37

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares are not subject to a distribution fee plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C, Class R, Class Y and Class Z shares can bear different transfer agent and distribution expense rates.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


38    Pioneer Cullen Value Fund | Annual Report | 6/30/09

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, and 0.55% of the excess over $3 billion. For the year ended June 30, 2009, the effective management fee (net of waivers and/or assumption of expenses) was equivalent to 0.64% of the Fund's average daily net assets.

PIM, and not the Fund, pays a portion of the fee it receives from the Fund to Cullen Capital Management LLC as compensation for Cullen's subadvisory services to the Fund.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15%, 2.15% and 1.40% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. These expense limitations are in effect through November 1, 2010 for Class A, Class B, Class C and Class R shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $69,583 in management fees, administrative costs and certain others fees payable to PIM at June 30, 2009.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended June 30, 2009, such out of pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
 Shareholder Communications
--------------------------------------------------------------------------------
 Class A                                                              $1,768,416
 Class B                                                                  85,895
 Class C                                                                 414,244
 Class R                                                                  21,190
 Class Y                                                                 822,251
 Class Z                                                                      25
--------------------------------------------------------------------------------
   Total                                                              $3,112,021
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are $611,233 in transfer agent fees payable to PIMSS at June 30, 2009.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/09    39

4. Distribution and Service Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C, and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.50% of the net average daily net assets attributable to Class R shares for distribution services. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution fees in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $27,823 in distribution fees payable to PFD at June 30, 2009. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the year ended June 30, 2009, CDSCs in the amount of $440,847 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended June 30, 2009, the Fund's expenses were reduced by $30,606 under such arrangements.


40    Pioneer Cullen Value Fund | Annual Report | 6/30/09

6. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $165 million or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on collective borrowings is payable as follows: if the London Interbank Offered Rate (LIBOR) on the related borrowing date is greater than or equal to the Federal Funds Rate on such date, the loan bears interest at the LIBOR rate plus 1.25% on an annualized basis, or if the LIBOR rate on the related borrowing date is less then the Federal Funds Rate on such date, the loan bears interest at the Federal Funds Rate plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended June 30, 2009, the Fund had no borrowings under this agreement.

7. Merger Information

On May 15, 2009, beneficial owners of Regions Morgan Keegan Select Value Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on May 15, 2009 ("Closing Date"), by exchanging all of Regions Morgan Keegan Select Value's net assets in Class A, Class C and Class I for Pioneer Cullen Value Fund's shares, based on Pioneer Cullen Value Fund's Class A, Class C and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that Closing Date:


                       Pioneer Cullen Value Fund | Annual Report | 6/30/09    41

---------------------------------------------------------------------------------------------
                                                  Regions Morgan
                          Pioneer                 Keegan Select         Pioneer
                          Cullen Value Fund       Value Fund            Cullen Value Fund
                          (Pre-Reorganization)    (Pre-Reorganization)  (Post-Reorganization)
---------------------------------------------------------------------------------------------
 Net Assets
  Class A                 $1,893,850,563          $  20,731,474         $1,914,582,037
  Class B                 $   65,551,091          $          --         $   65,551,091
  Class C                 $  404,014,778          $     661,450         $  404,676,228
  Class R                 $    7,109,235          $          --         $    7,109,235
  Class Y/I               $  914,500,134          $  93,713,114         $1,008,213,248
  Class Z                 $    1,038,363          $          --         $    1,038,363
---------------------------------------------------------------------------------------------
 Total Net Assets         $3,286,064,164          $ 115,106,038         $3,401,170,202
=============================================================================================
 Shares Outstanding
  Class A                    140,655,464              1,921,937            142,294,573
  Class B                      4,902,703                     --              4,902,703
  Class C                     30,301,263                 60,819             30,354,069
  Class R                        532,366                     --                532,366
  Class Y/I                   67,640,580              8,696,084             75,017,047
  Class Z                         77,320                     --                 77,320
 Shares Issued in
  Reorganization
  Class A                                                                    1,639,108
  Class C                                                                       52,805
  Class Y                                                                    7,376,467


--------------------------------------------------------------------------------------------
                                                        Unrealized        Accumulated
                                                        Appreciation On   Loss On
                                                        Closing Date      Closing Date
--------------------------------------------------------------------------------------------
 Regions Morgan Keegan
  Select Value Fund                                     $7,390,084        $(41,008,469)

8. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through August 20, 2009, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


42    Pioneer Cullen Value Fund | Annual Report | 6/30/09

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of Pioneer Cullen Value Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Cullen Value Fund (the "Fund"), including the schedule of investments, as of June 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2009 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cullen Value Fund as of June, 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young

Boston, Massachusetts
August 20, 2009


                       Pioneer Cullen Value Fund | Annual Report | 6/30/09    43

ADDITIONAL INFORMATON (unaudited)

For the year ended June 30, 2009, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2007 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100.0%.


44    Pioneer Cullen Value Fund | Annual Report | 6/30/09

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 67 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    45

Interested Trustees

                               Position Held               Length of Service          Principal Occupation      Other Directorships
 Name and Age                  with the Fund               and Term of Office         During Past Five Years    Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*       Chairman of the Board,      Trustee since 2004.        Deputy Chairman and a     None
                               Trustee and President       Serves until a successor   Director of Pioneer
                                                           trustee is elected or      Global Asset Management
                                                           earlier retirement or      S.p.A. ("PGAM");
                                                           removal.                   Non-Executive Chairman
                                                                                      and a Director of
                                                                                      Pioneer Investment
                                                                                      Management USA Inc.
                                                                                      ("PIM-USA"); Chairman
                                                                                      and a Director of
                                                                                      Pioneer; Chairman and
                                                                                      Director of Pioneer
                                                                                      Institutional Asset
                                                                                      Management, Inc. (since
                                                                                      2006); Director of
                                                                                      Pioneer Alternative
                                                                                      Investment Management
                                                                                      Limited (Dublin);
                                                                                      President and a Director
                                                                                      of Pioneer Alternative
                                                                                      Investment Management
                                                                                      (Bermuda) Limited and
                                                                                      affiliated funds;
                                                                                      Director of PIOGLOBAL
                                                                                      Real Estate Investment
                                                                                      Fund (Russia) (until
                                                                                      June 2006); Director of
                                                                                      Nano-C, Inc. (since
                                                                                      2003); Director of Cole
                                                                                      Management Inc. (since
                                                                                      2004); Director of
                                                                                      Fiduciary Counseling,
                                                                                      Inc.; President and
                                                                                      Director of Pioneer
                                                                                      Funds Distributor, Inc.
                                                                                      ("PFD") (until May
                                                                                      2006); President of all
                                                                                      of the Pioneer Funds;
                                                                                      and Of Counsel, Wilmer
                                                                                      Cutler Pickering Hale
                                                                                      and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*      Trustee and Executive       Trustee since 2008.        Director, CEO and         None
                               Vice President              Serves until a successor   President of Pioneer
                                                           trustee is elected or      Investment Management
                                                           earlier retirement or      USA Inc. (since February
                                                           removal.                   2007); Director and
                                                                                      President of Pioneer
                                                                                      Investment Management,
                                                                                      Inc. and Pioneer
                                                                                      Institutional Asset
                                                                                      Management, Inc. (since
                                                                                      February 2007);
                                                                                      Executive Vice President
                                                                                      of all of the Pioneer
                                                                                      Funds (since March
                                                                                      2007); Director of
                                                                                      Pioneer Global Asset
                                                                                      Management S.p.A. (since
                                                                                      April 2007); Head of New
                                                                                      Markets Division,
                                                                                      Pioneer Global Asset
                                                                                      Management S.p.A. (2000
                                                                                      - 2007)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.


46  Pioneer Cullen Value Fund | Annual Report | 6/30/08

Independent Trustees

                               Position Held               Length of Service          Principal Occupation      Other Directorships
 Name and Age                  with the Fund               and Term of Office         During Past Five Years    Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (65)             Trustee                     Trustee since 2005.        Managing Partner,         Director of
                               Serves until a successor                               Federal City Capital      Enterprise Community
                               trustee is elected or                                  Advisors (boutique        Investment, Inc.
                               earlier retirement or                                  merchant bank) (1997 to   (privately held
                               removal.                                               2004 and 2008 -           affordable housing
                                                                                      present); and Executive   finance company);
                                                                                      Vice President and Chief  Director of New York
                                                                                      Financial Officer,        Mortgage Trust
                                                                                      I-trax, Inc. (publicly    (publicly traded
                                                                                      traded health care        mortgage REIT); and
                                                                                      services company) (2004   Director of Oxford
                                                                                      - 2007)                   Analytica, Inc.
                                                                                                                (privately held
                                                                                                                research and
                                                                                                                consulting company)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (61)              Trustee                     Trustee since 2004.        President, Bush           Director of Marriott
                                                           Serves until a successor   International, LLC        International,
                                                           trustee is elected or      (international financial  Inc.; Director of
                                                           earlier retirement or      advisory firm)            Discover Financial
                                                           removal.                                             Services (credit
                                                                                                                card issuer and
                                                                                                                electronic payment
                                                                                                                services); Director
                                                                                                                of Briggs & Stratton
                                                                                                                Co. (engine
                                                                                                                manufacturer);
                                                                                                                Director of UAL
                                                                                                                Corporation (airline
                                                                                                                holding company);
                                                                                                                Director of Mantech
                                                                                                                International
                                                                                                                Corporation
                                                                                                                (national security,
                                                                                                                defense, and intel-
                                                                                                                ligence technology
                                                                                                                firm); and Member,
                                                                                                                Board of Governors,
                                                                                                                Investment Company
                                                                                                                Institute
------------------------------------------------------------------------------------------------------------------------------------


                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    47

                               Position Held               Length of Service          Principal Occupation      Other Directorships
 Name and Age                  with the Fund               and Term of Office         During Past Five Years    Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (64)      Trustee                     Trustee since 2008.        Professor, Harvard        Trustee, Mellon
                                                           Serves until a successor   University                Institutional Funds
                                                           trustee is elected or                                Investment Trust and
                                                           earlier retirement or                                Mellon Institutional
                                                           removal                                              Funds Master
                                                                                                                Portfolio (oversees
                                                                                                                17 portfolios in
                                                                                                                fund complex)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (62)   Trustee                        Trustee since 2004.        Founding Director, Vice   None
                                                           Serves until a successor   President and Corporate
                                                           trustee is elected or      Secretary, The Winthrop
                                                           earlier retirement or      Group, Inc. (consulting
                                                           removal.                   firm); and Desautels
                                                                                      Faculty of Management,
                                                                                      McGill University
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Trustee                        Trustee since 2006.        Chief Executive Officer,  None
                                                           Serves until a successor   Quadriserv, Inc.
                                                           trustee is elected or      (technology products for
                                                           earlier retirement or      securities lending
                                                           removal.                   industry) (2008 -
                                                                                      present); Private
                                                                                      investor (2004 - 2008);
                                                                                      and Senior Executive
                                                                                      Vice President, The Bank
                                                                                      of New York (financial
                                                                                      and securities services)
                                                                                      (1986 - 2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (61)    Trustee                        Trustee since 2004.        President and Chief       Director of New
                                                           Serves until a successor   Executive Officer,        America High Income
                                                           trustee is elected or      Newbury, Piret &          Fund, Inc.
                                                           earlier retirement or      Company, Inc.             (closed-end
                                                           removal.                   (investment banking       investment company)
                                                                                      firm)
------------------------------------------------------------------------------------------------------------------------------------


48  Pioneer Cullen Value Fund | Annual Report | 6/30/08

Fund Officers

                               Position Held               Length of Service          Principal Occupation      Other Directorships
 Name and Age                  with the Fund               and Term of Office         During Past Five Years    Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (61)       Secretary                   Since 2004. Serves at      Secretary of PIM-USA;     None
                                                           the discretion of the      Senior Vice President --
                                                           Board                      Legal of Pioneer;
                                                                                      Secretary/Clerk of most
                                                                                      of PIM-USA's
                                                                                      subsidiaries; and
                                                                                      Secretary of all of the
                                                                                      Pioneer Funds since
                                                                                      September 2003
                                                                                      (Assistant Secretary
                                                                                      from November 2000 to
                                                                                      September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)     Assistant Secretary         Since 2004. Serves at      Associate General         None
                                                           the discretion of the      Counsel of Pioneer since
                                                           Board                      January 2008 and
                                                                                      Assistant Secretary of
                                                                                      all of the Pioneer Funds
                                                                                      since September 2003;
                                                                                      Vice President and
                                                                                      Senior Counsel of
                                                                                      Pioneer from July 2002
                                                                                      to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (49)           Treasurer                   Since 2008. Serves at      Vice President - Fund     None
                                                           the discretion of the      Accounting,
                                                           Board                      Administration and
                                                                                      Controllership Services
                                                                                      of Pioneer; and
                                                                                      Treasurer of all of the
                                                                                      Pioneer Funds since
                                                                                      March 2008; Deputy
                                                                                      Treasurer of Pioneer
                                                                                      from March 2004 to
                                                                                      February 2008; Assistant
                                                                                      Treasurer of all of the
                                                                                      Pioneer Funds from March
                                                                                      2004 to February 2008;
                                                                                      and Treasurer and Senior
                                                                                      Vice President, CDC IXIS
                                                                                      Asset Management
                                                                                      Services from 2002 to
                                                                                      2003
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (44)          Assistant Treasurer         Since 2004. Serves at      Assistant Vice President  None
                                                           the discretion of the      -- Fund Accounting,
                                                           Board                      Administration and
                                                                                      Controllership Services
                                                                                      of Pioneer; and
                                                                                      Assistant Treasurer of
                                                                                      all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (51)             Assistant Treasurer         Since 2004. Serves at      Fund Accounting Manager   None
                                                           the discretion of the      -- Fund Accounting,
                                                           Board                      Administration and
                                                                                      Controllership Services
                                                                                      of Pioneer; and
                                                                                      Assistant Treasurer of
                                                                                      all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (29)          Assistant Treasurer         Since 2009. Serves at      Fund Administration       None
                                                           the discretion of the      Manager -- Fund
                                                           Board                      Accounting,
                                                                                      Administration and
                                                                                      Controllership Services
                                                                                      since November 2008 and
                                                                                      Assistant Treasurer of
                                                                                      all of the Pioneer Funds
                                                                                      since January 2009;
                                                                                      Client Service Manager
                                                                                      -- Institutional
                                                                                      Investor Services at
                                                                                      State Street Bank from
                                                                                      March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------


                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    49

                               Position Held               Length of Service          Principal Occupation      Other Directorships
 Name and Age                  with the Fund               and Term of Office         During Past Five Years    Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (49)         Chief Compliance Officer    Since 2007. Serves at      Chief Compliance Officer  None
                                                           the discretion of the      of Pioneer since
                                                           Board                      December 2006 and of all
                                                                                      the Pioneer Funds since
                                                                                      January 2007; Vice
                                                                                      President and Compliance
                                                                                      Officer, MFS Investment
                                                                                      Management (August 2005
                                                                                      to December 2006);
                                                                                      Consultant, Fidelity
                                                                                      Investments (February
                                                                                      2005 to July 2005);
                                                                                      Independent Consultant
                                                                                      (July 1997 to February
                                                                                      2005)
------------------------------------------------------------------------------------------------------------------------------------


50  Pioneer Cullen Value Fund | Annual Report | 6/30/08

                           This page for your notes.


                       Pioneer Cullen Value Fund | Annual Report | 6/30/08    51

                           This page for your notes.


52    Pioneer Cullen Value Fund | Annual Report | 6/30/08

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: pioneerinvestments.com



This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]PIONEER
      Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
pioneerinvestments.com



Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2009 Pioneer Investments 19400-03-0809



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $31,786 in 2009 and $29,800 in 2008.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended June 30, 2009 and 2008.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $8,290 and $8,290 in 2009 and 2008, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services
provided to the Fund during the fiscal years ended June 30, 2009 and 2008.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended June 30, 2009 and 2008, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8,290 in 2009 and $8,290 in 2008.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 28, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.